Related Party Transactions - Key Management Remuneration (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Related party transactions
Short-term employee benefits (salaries)	$ 2,748	$ 2,928
Share-based compensation	10,365	9,761
Total	13,113	12,689
Post employment benefits	$ 0	$ 0